Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net earnings		$ 1,471,720	$ 529,140
Items that will not be reclassified to net earnings
Gain on LTIs	[1]	262,727	4,649
Income tax (expense) recovery related to LTIs		(22,403)	(852)
Total other comprehensive income		240,324	3,797
Total comprehensive income		$ 1,712,044	$ 532,937

[1]	LTIs = long-term equity investments – common shares held.